Intangible Assets, Net - Schedule of Intangible Assets and Goodwill (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Finite lived intangible assets amortisation expense	¥ 25,875	¥ 20,169	¥ 7,681